World Omni Auto Receivables Trust 2009-A	Exhibit 99.1
Monthly Servicer Certificate
August 31, 2009

Dates Covered
Collections Period	08/01/09 - 08/31/09
Interest Accrual Period	08/17/09 - 09/14/09
30/360 Days	30
Actual/360 Days	29
Distribution Date	09/15/09

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/09	772,879,595.18	40,865
Yield Supplement Overcollaterization Amount at 07/31/09	53,458,906.35	0

Receivables Balance at 07/31/09	826,338,501.53	40,865
Principal Payments	19,966,131.51	309
Defaulted Receivables	1,035,546.92	43
Repurchased Accounts	0.00	0
Yield Supplement Overcollaterization Amount at 08/31/09	51,390,555.72	0

Pool Balance at 08/31/09	753,946,267.38	40,513

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	909,227,338.10	42,231
Delinquent Receivables:
Past Due 31-60 days	6,008,976.35	280
Past Due 61-90 days	2,002,134.51	83
Past Due 91 + days	460,294.64	22

Total	8,471,405.50	385

Total 31+ Delinquent as % Ending Pool Balance	1.12%

Recoveries	527,148.67

Aggregate Net Losses—Aug 2009	508,398.25

Overcollateralization Target Amount	26,388,119.36

Actual Overcollateralization	26,388,119.36

Weighted Average APR	4.60%
Weighted Average APR, Yield Adjusted	7.83%
Weighted Average Remaining Term	54.68

Flow of Funds	$ Amount
Collections	23,523,753.00
Advances	8,313.62
Investment Earnings on Cash Accounts	6,866.65
Servicing Fee	(688,615.42)

Available Funds	22,850,317.85

Distributions of Available Funds
(1) Class A Interest	1,881,286.05
(2) Noteholders’ First Priority Principal Distributable Amount	0.00
(3) Class B Interest	0.00
(4) Noteholders’ Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable Amount	18,270,661.33
(7) Distribution to Certificateholders	2,698,370.47

Total Distributions of Available Funds	22,850,317.85

Servicing Fee	688,615.42
Unpaid Servicing Fee	—

Note Balances & Note Factors	$ Amount
Original Class A	750,000,000.00
Original Class B	78,389,000.00

Total Class A & B
Note Balance @ 08/17/09	745,828,809.35
Principal Paid	18,270,661.33
Note Balance @ 09/15/09	727,558,148.02

Class A-1
Note Balance @ 08/17/09	80,439,809.35
Principal Paid	18,270,661.33
Note Balance @ 09/15/09	62,169,148.02
Note Factor @ 09/15/09	38.1405816%

Class A-2
Note Balance @ 08/17/09	192,000,000.00
Principal Paid	0.00
Note Balance @ 09/15/09	192,000,000.00
Note Factor @ 09/15/09	100.0000000%

Class A-3
Note Balance @ 08/17/09	248,000,000.00
Principal Paid	0.00
Note Balance @ 09/15/09	248,000,000.00
Note Factor @ 09/15/09	100.0000000%

Class A-4
Note Balance @ 08/17/09	147,000,000.00
Principal Paid	0.00
Note Balance @ 09/15/09	147,000,000.00
Note Factor @ 09/15/09	100.0000000%

Class B
Note Balance @ 08/17/09	78,389,000.00
Principal Paid	0.00
Note Balance @ 09/15/09	78,389,000.00
Note Factor @ 09/15/09	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,881,286.05
Total Principal Paid	18,270,661.33

Total Paid	20,151,947.38

Class A-1
Coupon	1.62173%
Interest Paid	105,086.05
Principal Paid	18,270,661.33

Total Paid to A-1 Holders	18,375,747.38

Class A-2
Coupon	2.88000%
Interest Paid	460,800.00
Principal Paid	0.00

Total Paid to A-2 Holders	460,800.00

Class A-3
Coupon	3.33000%
Interest Paid	688,200.00
Principal Paid	0.00

Total Paid to A-3 Holders	688,200.00

Class A-4
Coupon	5.12000%
Interest Paid	627,200.00
Principal Paid	0.00

Total Paid to A-4 Holders	627,200.00

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to B Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.2710177
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	22.0556542

Total Distribution Amount	24.3266719

A-1 Interest Distribution Amount	0.6446997
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	112.0899468

Total A-1 Distribution Amount	112.7346465

A-2 Interest Distribution Amount	2.4000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	2.4000000

A-3 Interest Distribution Amount	2.7750000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	2.7750000

A-4 Interest Distribution Amount	4.2666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	4.2666667

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	0.0000000

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	—
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 07/31/09	72,326.77
Balance as of 08/31/09	80,640.39
Change	8,313.62

Reserve Account
Balance as of 08/17/09	2,118,681.41
Investment Earnings	538.72
Investment Earnings Paid	(538.72)
Deposit/(Withdrawal)	0.00
Balance as of 09/15/09	2,118,681.41
Change	—

Required Reserve Amount	2,118,681.41